Significant Accounting Policies - Schedule of Relevant Exchange Rates (Details)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Period Ended RMB: USD exchange rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.2567	7.0176	7.2203
Period Average RMB: USD exchange rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.2308	7.2043	7.2064